May 6, 2008

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
DREYFUS PREMIER OPPORTUNITY FUNDS:
- DREYFUS PREMIER ENTERPRISE FUND
- DREYFUS PREMIER HEALTH CARE FUND
- DREYFUS PREMIER NATURAL RESOURCES FUND
DREYFUS LIFETIME PORTFOLIOS, INC.:
- INCOME PORTFOLIO
- GROWTH AND INCOME PORTFOLIO
- GROWTH PORTFOLIO
DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND
DREYFUS INVESTMENT GRADE FUNDS, INC.:
- DREYFUS INFLATION-ADJUSTED SECURITIES FUND
- DREYFUS INTERMEDIATE TERM INCOME FUND
- DREYFUS PREMIER SHORT TERM INCOME FUND
- DREYFUS PREMIER YIELD ADVANTAGE FUND
DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information.

Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing Fund shares through wrap fee accounts or other fee based programs.